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                                                           FILE NUMBER 028-06458

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                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

           Report for the Calendar Year or Quarter Ended June 30, 2004

                       If amended report check here:_____

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of August, 2004.

                                              By: /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for The Torray Corporation

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JUNE 30, 2004            FORM 13F - THE TORRAY CORPORATION

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          Item 1               Item 2     Item 3     Item 4         Item 5         Item 6          Item 7           Item 8
                                                                                   Invest                      Voting Authority
                                                                             --------------------            ----------------------
                               Title      CUSIP     Fair Market    Total     (a)     (b)     (c)               (a)      (b)    (c)
Name of Issuer                of Class    Number       Value       Shares    Sole   Shared  Other  Managers    Sole    Shared  None
----------------------------- --------  ---------  -------------  ---------  -----  ------  -----  --------  --------- ------  ----
Abbott Laboratories            Common   002824100     56,367,004  1,382,900    X                      All    1,382,900
AMBAC Financial Group, Inc.    Common   023139108    113,633,712  1,547,300    X                      All    1,547,300
American Express Company       Common   025816109     15,234,170    296,500    X                      All      296,500
American International Group,
 Inc.                          Common   026874107     43,986,888    617,100    X                      All      617,100
Amgen, Inc.                    Common   031162100    138,755,139  2,542,700    X                      All    2,542,700
Anheuser-Busch Cos., Inc.      Common   035229103    113,097,600  2,094,400    X                      All    2,094,400
Automatic Data Processing,
 Inc.                          Common   053015103    100,214,652  2,392,900    X                      All    2,392,900
Bank of America Corporation    Common   060505104     35,988,886    425,300    X                      All      425,300
Boston Scientific Corporation  Common   101137107     58,023,960  1,355,700    X                      All    1,355,700
CarrAmerica Realty             Common   144418100     33,449,495  1,106,500    X                      All    1,106,500
 Corporation
Clear Channel Communications,
 Inc.                          Common   184502102     65,656,455  1,776,900    X                      All    1,776,900
Disney Company, The Walt       Common   254687106     73,645,708  2,889,200    X                      All    2,889,200
Echostar Corporation           Common   278262109     36,380,325  1,183,100    X                      All    1,183,100
Emerson Electric Company       Common   291011104     50,998,875    802,500    X                      All      802,500
First Data Corporation         Common   319963104    135,892,848  3,052,400    X                      All    3,052,400
Franklin Resources, Inc.       Common   354613101    101,822,656  2,033,200    X                      All    2,033,200
Gannett Co., Inc.              Common   364730101     20,686,430    243,800    X                      All      243,800
General Dynamics               Common   369550108     36,840,300    371,000    X                      All      371,000
General Electric Company       Common   369604103     62,956,440  1,943,100    X                      All    1,943,100
Hewlett-Packard Company        Common   428236103     18,331,680    868,800    X                      All      868,800
Honeywell International Inc.   Common   438516106     75,245,346  2,054,200    X                      All    2,054,200
Illinois Tool Works, Inc.      Common   452308109    135,991,198  1,418,200    X                      All    1,418,200
Johnson & Johnson              Common   478160104     25,360,210    455,300    X                      All      455,300
Kimberly-Clark Corporation     Common   494368103     63,027,396    956,700    X                      All      956,700
LaBranche & Co., Inc.          Common   505447102      9,480,920  1,126,000    X                      All    1,126,000
Markel Corporation             Common   570535104     86,276,138    310,905    X                      All      310,905
Merck & Co., Inc.              Common   589331107     46,274,500    974,200    X                      All      974,200
O'Reilly Automotive            Common   686091109     32,973,400    729,500    X                      All      729,500
Pfizer, Inc.                   Common   717081103     32,816,244    957,300    X                      All      957,300
Tribune Company                Common   896047107     53,714,430  1,179,500    X                      All    1,179,500
United Technologies
 Corporation                   Common   913017109     68,363,004    747,300    X                      All      747,300
Univision Communications Inc.  Common   914906102     92,290,472  2,890,400    X                      All    2,890,400
Allied Capital Corporation     Common   01903Q108     49,912,038  2,043,900    X                      All    2,043,900
Bank One Corporation           Common   06423A103     50,015,700    980,700    X                      All      980,700
Cardinal Health, Inc.          Common   14149Y108    116,002,800  1,656,000    X                      All    1,656,000
DirecTV Group, Inc.            Common   25459L106     74,104,628  4,333,604    X                      All    4,333,604
J.P. Morgan Chase & Co.        Common   46625H100     64,774,978  1,670,750    X                      All    1,670,750
SBC Communications, Inc.       Common   78387G103     66,355,275  2,736,300    X                      All    2,736,300
                                                   -------------
                                                   2,454,941,899
                                                   =============
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